Goodwill and Other Intangible Assets - Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		$ 8,961		$ 9,181
Dispositions		(589)	[1]	(92)	[2]
Foreign currency adjustments and other		213		(128)
Ending balance		8,585		8,961
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		1,690		1,690
Ending balance		1,690		1,690
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		3,614		3,610
Foreign currency adjustments and other		27		4
Ending balance		3,641		3,614
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		246		246
Foreign currency adjustments and other		1
Ending balance		247		246
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		2,400		2,630
Dispositions		(195)	[1]	(92)	[2]
Foreign currency adjustments and other		180		(138)
Ending balance		2,385		2,400
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		1,011		1,005
Dispositions	[1]	(394)
Foreign currency adjustments and other		5		6
Ending balance		$ 622		$ 1,011

[1]	In the current year, the Bank recorded a goodwill write-down of $589 million pre-tax within the Latin America and Caribbean & Central America CGUs in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.
[2]	In fiscal 2024, the Bank recorded a goodwill write-down of $92 million pre-tax within the Latin America CGU in relation to its agreement to sell CrediScotia Financiera, a subsidiary in Peru. Refer to Note 35 for details.